ACCOUNTS RECEIVABLE, NET (Details Narrative) - 12 months ended Jun. 30, 2025	USD ($)	HKD ($)
Credit Loss [Abstract]
Total accounts receivables	$ 2,030,000	$ 15,831,000
Accounts receivable percentage	86.80%